Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001341766
Registrant Name	Celsius Holdings, Inc.
Registration File Number	333-279461
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES